Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Advantage Emerging Markets Fund - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	718
Expense Example, No Redemption, 5 Years	1,269
Expense Example, No Redemption, 10 Years	$ 2,583